                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [ ]: Amendment Number:
                                               -------
     This Amendment (Check only one): [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Howard Hughes Medical Institute
Address: 4000 Jones Bridge Road
         Chevy Chase, MD 20815-6789

Form 13F File Number: 28-1897

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Richard Pender
Title:   Managing Director - Global Equities
Phone:   (301) 215-8697

Signature, Place, and Date of Signing:


Richard Pender    Chevy Chase, Maryland   11/4/05
---------------       [City, State]        [Date]
  [Signature]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        None

Form 13F Information Table Entry Total:   47

Form 13F Information Table Value Total:   1,753,855,066

List of Other Included Managers:

     None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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                   FORM 13F INFORMATION TABLE

                                                                                                                   COLUMN 8
                                                             COLUMN 4          COLUMN 5      COLUMN 6 COLUMN 7 ----------------
            COLUMN 1               COLUMN 2     COLUMN 3 ---------------- ------------------ -------- -------- VOTING AUTHORITY
------------------------------- -------------- ---------      MARKET       SHRS OR  SH/ PUT/  INVSTMT   OTHER  ----------------
         NAME OF ISSUER         TITLE OF CLASS   CUSIP         VALUE       PRN AMT  PRN CALL  DSCRETN MANAGERS SOLE SHARED NONE
------------------------------- -------------- --------- ---------------- --------- --- ---- -------- -------- ---- ------ ----
ADOLOR CORP                     COMMON         00724X102       200,250.00    18,750  SH  N/A   SOLE      N/A     X    N/A   N/A
ADVANCIS PHARMACEUTICAL CORP    COMMON         00764L109       322,744.77   228,897  SH  N/A   SOLE      N/A     X    N/A   N/A
ALLSTATE CORP                   COMMON         020002101    61,648,350.00 1,115,000  SH  N/A   SOLE      N/A     X    N/A   N/A
ALLTEL CORP                     COMMON         020039103    54,133,430.65   831,415  SH  N/A   SOLE      N/A     X    N/A   N/A
APPLIED MATERIALS INC           COMMON         038222105    31,969,600.00 1,885,000  SH  N/A   SOLE      N/A     X    N/A   N/A
BIOTECH HOLDRS TRUST            DEPOSTRY RCPTS 09067D201    44,819,200.00   235,000  SH  N/A   SOLE      N/A     X    N/A   N/A
BLACK & DECKER CORPORATION      COMMON         091797100    26,268,800.00   320,000  SH  N/A   SOLE      N/A     X    N/A   N/A
CAREMARK RX INC                 COMMON         141705103    34,951,000.00   700,000  SH  N/A   SOLE      N/A     X    N/A   N/A
CELGENE CORP                    COMMON         151020104       163,611.84     3,012  SH  N/A   SOLE      N/A     X    N/A   N/A
COMPUTER ASSOC INTL INC         COMMON         204912109    23,856,335.73   857,833  SH  N/A   SOLE      N/A     X    N/A   N/A
CONOCOPHILLIPS                  COMMON         20825C104    34,955,000.00   500,000  SH  N/A   SOLE      N/A     X    N/A   N/A
COSTCO WHOLESALE CORP           COMMON         22160K105    25,854,000.00   600,000  SH  N/A   SOLE      N/A     X    N/A   N/A
CURIS INC                       COMMON         231269101        13,526.73     2,947  SH  N/A   SOLE      N/A     X    N/A   N/A
CYTRX CORP                      COM NEW        232828301       146,053.87   150,571  SH  N/A   SOLE      N/A     X    N/A   N/A
DEERE & COMPANY                 COMMON         244199105    36,720,000.00   600,000  SH  N/A   SOLE      N/A     X    N/A   N/A
DELL INC.                       COMMON         24702R101    52,155,000.00 1,525,000  SH  N/A   SOLE      N/A     X    N/A   N/A
DENDREON CORP                   COMMON         24823Q107         2,704.13       403  SH  N/A   SOLE      N/A     X    N/A   N/A
DISNEY WALT CO                  COM DISNEY     254687106    55,499,000.00 2,300,000  SH  N/A   SOLE      N/A     X    N/A   N/A
FAVRILLE INC                    COMMON         312088404       690,635.40   151,788  SH  N/A   SOLE      N/A     X    N/A   N/A
GENAISSANCE PHARMACEUTICALS INC COMMON         36867W105         4,988.71     3,589  SH  N/A   SOLE      N/A     X    N/A   N/A
GERON CORP                      COMMON         374163103         2,567.50       250  SH  N/A   SOLE      N/A     X    N/A   N/A
ISHARES MSCI EAFE INDEX FUND    MSCI EAFE IDX  464287465     1,452,500.00    25,000  SH  N/A   SOLE      N/A     X    N/A   N/A
ISHARES MSCI EMERGING MARKETS
   INDEX FD                     MSCI EMERG MKT 464287234    58,779,400.00   692,500  SH  N/A   SOLE      N/A     X    N/A   N/A
JOHNSON & JOHNSON               COMMON         478160104    50,624,000.00   800,000  SH  N/A   SOLE      N/A     X    N/A   N/A
LEHMAN BROTHERS HOLDINGS INC    COMMON         524908100    37,856,000.00   325,000  SH  N/A   SOLE      N/A     X    N/A   N/A
LEXICON GENETICS                COMMON         528872104       330,228.57    83,181  SH  N/A   SOLE      N/A     X    N/A   N/A
LIGAND PHARMACEUTICAL INC       CLASS B        53220K207        60,751.25     6,943  SH  N/A   SOLE      N/A     X    N/A   N/A
MARATHON OIL CORP               COMMON         565849106    36,188,250.00   525,000  SH  N/A   SOLE      N/A     X    N/A   N/A
MEDTRONIC INC                   COMMON         585055106    54,156,200.00 1,010,000  SH  N/A   SOLE      N/A     X    N/A   N/A
NASDAQ 100 INDEX TRACKING STOCK UNIT SER 1     631100104   295,950,000.00 7,500,000  SH  N/A   SOLE      N/A     X    N/A   N/A
OIL SERVICE HOLDRS TRUST        DEPOSTRY RCPTS 678002106    55,800,000.00   450,000  SH  N/A   SOLE      N/A     X    N/A   N/A
OMNICOM GROUP INC               COMMON         681919106    33,452,000.00   400,000  SH  N/A   SOLE      N/A     X    N/A   N/A
OPENWAVE SYSTEMS INC            COMMON NEW     683718308     5,394,000.00   300,000  SH  N/A   SOLE      N/A     X    N/A   N/A
PEABODY ENERGY CORP             COMMON         704549104    63,262,500.00   750,000  SH  N/A   SOLE      N/A     X    N/A   N/A
PROCTER & GAMBLE COMPANY        COMMON         742718109    38,649,000.00   650,000  SH  N/A   SOLE      N/A     X    N/A   N/A
QUALCOMM INC                    COMMON         747525103    44,750,000.00 1,000,000  SH  N/A   SOLE      N/A     X    N/A   N/A
QUEST DIAGNOSTICS INC           COMMON         74834L100    45,486,000.00   900,000  SH  N/A   SOLE      N/A     X    N/A   N/A
SCHLUMBERGER LTD                COMMON         806857108    35,861,500.00   425,000  SH  N/A   SOLE      N/A     X    N/A   N/A
SCIENTIFIC-ATLANTA INC          COMMON         808655104    54,389,500.00 1,450,000  SH  N/A   SOLE      N/A     X    N/A   N/A
SENOMYX INC                     COMMON         81724Q107        77,520.56     4,552  SH  N/A   SOLE      N/A     X    N/A   N/A
SILICON LABORATORIES INC        COMMON         826919102     3,798,750.00   125,000  SH  N/A   SOLE      N/A     X    N/A   N/A
SLM CORP                        COMMON         78442P106    61,686,000.00 1,150,000  SH  N/A   SOLE      N/A     X    N/A   N/A
SPDR TRUST SERIES 1             UNIT SER 1     78462F103   196,864,000.00 1,600,000  SH  N/A   SOLE      N/A     X    N/A   N/A
SPRINT NEXTEL CORP              COM FON        852061100    55,883,000.00 2,350,000  SH  N/A   SOLE      N/A     X    N/A   N/A
STEMCELLS INC                   COMMON         85857R105         8,280.00     1,500  SH  N/A   SOLE      N/A     X    N/A   N/A
TAIWAN SEMICONDUCTOR
   MANUFACTURING CO.            SPONSORED ADR  874039100    36,990,000.00 4,500,000  SH  N/A   SOLE      N/A     X    N/A   N/A
XENOPORT INC                    COMMON         98411C100     1,728,886.50   104,781  SH  N/A   SOLE      N/A     X    N/A   N/A

                                                         1,753,855,066.21